CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	40,000,000	40,000,000
Preferred Stock, Issued	0	0
Series A Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series A Preferred Stock, Shares Designated	10,000,000	10,000,000
Series A Preferred Stock, Issued	2,500	2,500
Series B Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series B Preferred Stock, Shares Designated	5,000,000	5,000,000
Series B Preferred Stock, Issued	84,000	0
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Issued	15,246,734	223,455